Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Condensed Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	¥ 622,300	¥ 570,500
Reversal of (provision for) credit losses	(102,121)	71,060
Foreign exchange losses—net	(108,687)	(99,407)
Trading account profits (losses)—net	547,299	(332,431)
Equity in earnings of equity method investees—net	165,487	140,014
Impairment of goodwill	(241,356)
Income before income tax expense	838,492	695,767
Reconciliation [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	622,000	571,000
Reversal of (provision for) credit losses	(102,000)	71,000
Foreign exchange losses—net	(32,000)	(43,000)
Trading account profits (losses)—net	505,000	(330,000)
Equity investment securities gains (losses)—net	(26,000)	391,000
Debt investment securities gains (losses)—net	(136,000)	14,000
Equity in earnings of equity method investees—net	165,000	140,000
Impairment of goodwill	(241,000)
Reversal of (provision for) off-balance sheet credit instruments	63,000	(42,000)
Other—net	20,000	(76,000)
Income before income tax expense	¥ 838,000	¥ 696,000